UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2002
                                               --------------


Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):       [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         RBO & CO, LLC
Address:      PO BOX 306
              ST. HELENA, CA 94574


Form 13F File Number:    28-10006
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      REGINALD B. OLIVER
Title:     PRESIDENT
Phone:     (707) 963-1231

Signature, Place, and Date of Signing:


/s/ REGINALD B. OLIVER          St. Helena, CA          5/4/02
----------------------          --------------          ------
     [Signature]                [City, State]           [Date]


Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        NONE
                                                  --------------------------

Form 13F Information Table Entry Total:                     58
                                                  --------------------------


Form 13F Information Table Value Total:            $     141,996
                                                  --------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                                                VALUE        TOTAL                   VOTING
NAME OF ISSUER                            SYMBOL     CLASS       CUSIP          X 1000      SHARES    DISCRETION    AUTHORITY
--------------                            ------     -----       -----          ------      ------    ----------    ---------
Abbott Labs                               ABT         com        2824100        4,597        87,400      sole         none
American International Group Inc          AIG         com       26874107          540         7,479      sole         none
Alltel Corp                               AT          com       20039103        5,498        98,968      sole         none
Avaya Inc                                 AV          com       53499109           76        10,316      sole         none
Bank of America                           BAC         com       60505104          470         6,911      sole         none
Brown Forman Corporation                  BF B        com      115637209        2,225        30,300      sole         none
Bellsouth Corporation                     BLS         com       79860102        1,917        52,002      sole         none
Bristol-Myers Squibb Co                   BMY         com      110122108          700        17,296      sole         none
BP P L C                                  BP          com       55622104          850        16,016      sole         none
BRE Properties Inc                        BRE         com      05564E106        1,929        59,326      sole         none
Caterpillar Inc                           CAT         com      149123101        1,674        29,440      sole         none
Chalone Wine Group                        CHLN        com      157639105          103        10,000      sole         none
ChevronTexaco Corp                        CVX         com      166764100        2,587        28,660      sole         none
The Walt Disney Company                   DIS         com      254687106        2,325       100,728      sole         none
Consolidated Edison Inc                   ED          com      209115104          210         5,000      sole         none
Ericsson L M Tel Co                       ERICY       ADR      294821400          113        27,000      sole         none
Firstenergy Corporation                   FE          com      337932107        1,183        34,216      sole         none
FNMA                                      FNM         com      313586109          635         7,950      sole         none
Greater Bay Bancorp                       GBBK        com      391648102          241         7,072      sole         none
General Electric Company                  GE          com      369604103        5,909       157,776      sole         none
International Business Machines Corp      IBM         com      459200101        4,052        38,965      sole         none
Intel Corporation                         INTC        com      458140100          272         8,948      sole         none
IRT Property Company Georgia              IRT         com      450058102        1,228       106,300      sole         none
Johnson & Johnson                         JNJ         com      478160104       18,790       289,294      sole         none
J P Morgan Chase & Co                     JPM         com      46625H100          384        10,772      sole         none
Kimberly Clark Corp                       KMB         com      494368103        2,175        33,648      sole         none
Coca-Cola Company                         KO          com      191216100        6,752       129,200      sole         none
Laboratory Corp Amer Hldgs                LH          com      50540R409          422         4,400      sole         none
Eli Lilly & Company                       LLY         com      532457108        2,454        32,200      sole         none
McDonalds Corporation                     MCD         com      580135101          411        14,800      sole         none
Philip Morris Cos Inc                     MO          com      718154107        7,825       148,565      sole         none
Mondavi Robert Corporation                MOND        com      609200100          284         7,900      sole         none
Merck & Co Inc                            MRK         com      589331107          895        15,550      sole         none
Microsoft Corporation                     MSFT        com      594918104          263         4,365      sole         none
New Plan Excel Realty Inc                 NXL         com      648053106          433        21,600      sole         none
Oxford Industries Inc                     OXM         com      691497309          660        25,000      sole         none
Pepsico Inc                               PEP         com      713448108        5,508       106,950      sole         none
Pfizer Inc                                PFE         com      717081103          429        10,800      sole         none
Proctor & Gamble Company                  PG          com      742718109          356         3,950      sole         none
Pan Pacific Retail Properties             PNP         com      69806L104       12,860       420,682      sole         none
Questar                                   STR         com      748356102          206         8,000      sole         none
RailAmerica Inc                           RRA         com      750753105        5,623       534,512      sole         none
Reunion Industries Inc                    RUN         com      761312107           16        26,000      sole         none
SBC Communications Inc                    SBC         com      78387G103          838        22,385      sole         none
Sara Lee Corporation                      SLE         com      803111103        2,869       138,192      sole         none
Schering Plough                           SPG         com      828806109          835        25,600      sole         none
Suntrust Bks Inc                          STI         com      867914103          246         3,682      sole         none
Price T Rowe Group Inc                    TROW        com      74144T108          971        24,950      sole         none
Tyco International Limited                TYC         com      902124106          202         6,236      sole         none
Unocal Corporation                        UCL         com      915289102          423        10,850      sole         none
UST Incorporated                          UST         com      902911106          128         3,300      sole         none
Vivendi                                   V           com      92851S204          216         5,600      sole         none
Vodafone Group PLC                        VOD         com      92857W100          828        44,925      sole         none
Verizon Communications                    VZ          com      92343V104        2,422        52,547      sole         none
WestAmerica Bancorporation                WABC        com      957090103        5,637       131,871      sole         none
Weingarten Realty                         WRI         com      948741103        1,341        39,130      sole         none
Wyeth                                     WYE         com      983024100       11,078       168,736      sole         none
Exxon Mobil Corp                          XOM         com      30231G102        7,884       179,886      sole         none

TOTALS                                                                                    141,996




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